Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Long-term Debt, Unclassified [Abstract]
Scheduled of principal payments due on notes payable	As of December 31, 2020, if not forgiven, remaining scheduled principal payments due on notes payable are as follows:
Year ending December 31,
2021	$374,871
2022	107,106
$481,977